Curian Guidance - Moderate Growth Fund Summary (Curian Guidance - Moderate Growth Fund)	0 Months Ended
Apr. 25, 2013
Curian Guidance - Moderate Growth Fund
Prospectus [Line Items]
Strategy [Heading]
In the summary prospectus for the Curian Guidance – Moderate Fund, the Curian Guidance – Growth Fund, the Curian Guidance – Moderate Growth Fund, and the Curian Guidance – Maximum Growth Fund, in the section entitled “Principal Investment Strategies,” please add the following asset classes and strategies to the “Asset Classes and Strategies” table:

Strategy Narrative [Text Block]	Risk Parity U.S. Equity